LONG-TERM INVESTMENTS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Unrealized loss on equity investments	¥ 43,526	¥ 177,815
Purchase of debt securities		51,000
Unrealized gain		¥ 90